Supplemental condensed consolidated financial information (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Condensed Consolidated Balance Sheets

Balance Sheets as at July 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$(743)	$29,116	$93,625	$(35,807)	$(29,116)	$57,075
Receivables, net of allowance for doubtful accounts	4	113	126,553	173,894	(637)	299,927
Current intercompany receivables	6,073	510,373	522,657	314,222	(1,353,325)	—
Income taxes receivable	—	—	4,203	18,397	—	22,600
Deferred income tax assets	—	—	5,359	3,363	—	8,722
Inventories	—	—	79,043	7,717	—	86,760
Prepaid expenses	—	—	13,759	9,584	—	23,343
Other assets	—	79,004	106,148	27,805	(177,607)	35,350

	5,334	618,606	951,347	519,175	(1,560,685)	533,777
Property and equipment, net	—	—	897,775	79,464	(381)	976,858
Investments	595,150	241,149	277,946	16,226	(1,106,256)	24,215
Intangible assets	—	—	215,588	1,827	—	217,415
Goodwill	—	—	328,450	96,221	—	424,671
Restricted cash	—	—	6,090	13,667	—	19,757
Other assets	—	30,063	357,524	37,243	(30,024)	394,806
Long-term intercompany receivables	—	839,848	28,100	481,686	(1,349,634)	—
Deferred income tax assets	—	—	25,523	22,611	—	48,134
Assets held for sale	—	—	61,335	—	—	61,335

	$600,484	$1,729,666	$3,149,678	$1,268,120	$(4,046,980)	$2,700,968

Liabilities and Shareholders’ Equity
Current Liabilities
Payables and accruals	$5	$31,885	$242,690	$100,777	$(31,887)	$343,470
Deferred revenue	—	—	16,102	8,200	—	24,302
Income taxes payable	4,444	3,023	23,980	12,206	(3,023)	40,630
Current intercompany payables	1,350	31,753	338,291	503,184	(874,578)	—
Deferred income tax liabilities	—	—	11,809	(302)	—	11,507
Current facility secured by accounts receivable	—	—	—	52,763	—	52,763
Other liabilities	—	23,592	39,442	80,193	(122,196)	21,031
Current portion of long-term debt	—	—	15,104	—	—	15,104

	5,799	90,253	687,418	757,021	(1,031,684)	508,807
Long-term debt	—	1,288,423	1,342,081	—	(1,288,423)	1,342,081
Long-term intercompany payables	—	—	442,465	67,281	(509,746)	—
Deferred revenue	—	—	21,039	25,759	—	46,798
Other liabilities	16	—	110,889	76,265	—	187,170
Deferred income tax liabilities	—	—	10,045	7,099	—	17,144

Total liabilities	5,815	1,378,676	2,613,937	933,425	(2,829,853)	2,102,000
Redeemable non-controlling interests	—	—	—	4,299	—	4,299
Shareholders’ equity	594,669	350,990	535,741	330,396	(1,217,127)	594,669

	$600,484	$1,729,666	$3,149,678	$1,268,120	$(4,046,980)	$2,700,968

Balance Sheets as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547
Receivables, net of allowance for doubtful accounts	4	113	115,853	150,881	(736)	266,115
Current intercompany receivables	6,065	463,703	521,817	282,677	(1,274,262)	—
Income taxes receivable	—	—	4,203	16,544	—	20,747
Deferred income tax assets	—	—	5,192	3,350	—	8,542
Inventories	—	—	80,879	9,134	—	90,013
Prepaid expenses	—	—	12,088	9,095	—	21,183
Other assets	—	14,202	38,973	38,575	(58,555)	33,195

	6,265	471,247	820,037	524,575	(1,326,782)	495,342
Property and equipment, net	—	—	950,024	77,217	(381)	1,026,860
Investments	661,373	324,255	358,315	15,548	(1,335,265)	24,226
Intangible assets	—	—	215,949	1,941	—	217,890
Goodwill	—	—	336,703	97,108	—	433,811
Restricted cash	—	—	6,039	19,955	—	25,994
Other assets	—	31,497	333,683	29,362	(31,439)	363,103
Long-term intercompany receivables	—	873,263	30,151	496,926	(1,400,340)	—
Deferred income tax assets	—	—	30,759	18,184	—	48,943
Assets held for sale	—	—	79,813	—	—	79,813

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Liabilities and Shareholders’ Equity
Current Liabilities
Payables and accruals	$45	$5,796	$255,960	$107,059	$(5,796)	$363,064
Deferred revenue	—	—	14,020	9,717	—	23,737
Income taxes payable	5,433	3,908	20,763	17,385	(3,908)	43,581
Current intercompany payables	1,352	31,754	327,798	489,454	(850,358)	—
Deferred income tax liabilities	—	—	11,652	77	—	11,729
Current facility secured by accounts receivable	—	—	—	45,566	—	45,566
Other liabilities	—	34,606	49,277	18,641	(78,876)	23,648
Current portion of long-term debt	—	—	17,701	—	—	17,701

	6,830	76,064	697,171	687,899	(938,938)	529,026
Long-term debt	—	1,209,109	1,269,379	—	(1,209,109)	1,269,379
Long-term intercompany payables	—	—	449,595	69,313	(518,908)	—
Deferred revenue	—	—	17,955	25,562	—	43,517
Other liabilities	16	—	107,491	84,014	—	191,521
Deferred income tax liabilities	—	—	16,931	3,141	—	20,072

Total liabilities	6,846	1,285,173	2,558,522	869,929	(2,666,955)	2,053,515

Redeemable non-controlling interests	—	—	—	1,675	—	1,675

Shareholders’ equity	660,792	415,089	602,951	409,212	(1,427,252)	660,792

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Balance Sheets as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547
Receivables, net of allowance for doubtful accounts	4	113	115,853	150,881	(736)	266,115
Current intercompany receivables	6,065	463,703	521,817	282,677	(1,274,262)	—
Income taxes receivable	—	—	4,203	16,544	—	20,747
Deferred income tax assets	—	—	5,192	3,350	—	8,542
Inventories	—	—	80,879	9,134	—	90,013
Prepaid expenses	—	—	12,088	9,095	—	21,183
Other assets	—	14,202	38,973	38,575	(58,555)	33,195

	6,265	471,247	820,037	524,575	(1,326,782)	495,342
Property and equipment, net	—	—	950,024	77,217	(381)	1,026,860
Investments	661,373	324,255	358,315	15,548	(1,335,265)	24,226
Intangible assets	—	—	215,949	1,941	—	217,890
Goodwill	—	—	336,703	97,108	—	433,811
Restricted cash	—	—	6,039	19,955	—	25,994
Other assets	—	31,497	333,683	29,362	(31,439)	363,103
Long term intercompany receivables	—	873,263	30,151	496,926	(1,400,340)	—
Deferred income tax assets	—	—	30,759	18,184	—	48,943
Assets held for sale	—	—	79,813	—	—	79,813

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Liabilities
Current Liabilities
Payables and accruals	$45	$5,796	$255,960	$107,059	$(5,796)	$363,064
Deferred revenue	—	—	14,020	9,717	—	23,737
Income taxes payable	5,433	3,908	20,763	17,385	(3,908)	43,581
Current intercompany payables	1,352	31,754	327,798	489,454	(850,358)	—
Deferred income tax liabilities	—	—	11,652	77	—	11,729
Current facility secured by accounts receivable	—	—	—	45,566	—	45,566
Other liabilities	—	34,606	49,277	18,641	(78,876)	23,648
Current portion of long-term debt	—	—	17,701	—	—	17,701

	6,830	76,064	697,171	687,899	(938,938)	529,026
Long-term debt	—	1,209,109	1,269,379	—	(1,209,109)	1,269,379
Long-term intercompany payables	—	—	449,595	69,313	(518,908)	—
Liabilities held for sale	—	—	—	—	—	—
Deferred revenue	—	—	17,955	25,562	—	43,517
Other liabilities	16	—	107,491	84,014	—	191,521
Deferred income tax liabilities	—	—	16,931	3,141	—	20,072

Total liabilities	6,846	1,285,173	2,558,522	869,929	(2,666,955)	2,053,515

Redeemable non-controlling interests	—	—	—	1,675	—	1,675

Shareholders’ equity	660,792	415,089	602,951	409,212	(1,427,252)	660,792

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Balance Sheets as at April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$28	$2,692	$15,016	$53,877	$(2,692)	$68,921
Receivables, net of allowance for doubtful accounts	4	113	114,771	108,394	(717)	222,565
Current intercompany receivables	6,099	354,672	438,739	227,097	(1,026,607)	—
Income taxes receivable	—	—	1	11,456	—	11,457
Deferred income tax assets	—	—	9,637	2,169	(4,210)	7,596
Inventories	—	—	91,413	10,811	—	102,224
Prepaid expenses	69	—	8,007	9,777	—	17,853
Other assets	—	8,390	27,186	83,322	(82,664)	36,234

	6,200	365,867	704,770	506,903	(1,116,890)	466,850
Property and equipment, net	—	—	1,078,542	55,338	(381)	1,133,499
Investments	773,706	555,426	437,943	14,368	(1,757,895)	23,548
Intangible assets	—	—	241,046	2,138	—	243,184
Goodwill	—	—	349,373	98,748	—	448,121
Restricted cash	—	—	6,798	6,421	—	13,219
Other assets	—	35,595	292,382	26,671	(35,595)	319,053
Long term intercompany receivables	—	932,192	30,795	508,612	(1,471,599)	—
Deferred income tax assets	—	—	72,796	21,644	(3,558)	90,882
Assets held for sale	—	—	46,234	3,565	—	49,799

	$779,906	$1,889,080	$3,260,679	$1,244,408	$(4,385,918)	$2,788,155

Liabilities
Current Liabilities
Payables and accruals	$20	$6,383	$219,217	$145,611	$(6,383)	$364,848
Deferred revenue	—	—	16,114	8,069	—	24,183
Income taxes payable	6,882	4,088	(4,913)	32,731	(9,656)	29,132
Current intercompany payables	28,712	92,601	324,848	345,739	(791,900)	—
Deferred income tax liabilities	—	—	12,373	1,900	(1,238)	13,035
Current facility secured by accounts receivable	—	—	—	21,571	—	21,571
Other liabilities	—	81,858	91,022	19,351	(159,925)	32,306
Current portion of long-term debt	—	—	106,642	—	—	106,642

	35,614	184,930	765,303	574,972	(969,102)	591,717
Long-term debt	—	1,152,936	1,184,844	—	(1,152,936)	1,184,844
Long-term intercompany payables	—	—	468,315	71,083	(539,398)	—
Liabilities held for sale	—	—	1,608	—	—	1,608
Deferred revenue	—	—	13,014	24,785	—	37,799
Other liabilities	16	2	105,685	82,953	(2)	188,654
Deferred income tax liabilities	—	—	27,812	8,358	—	36,170

Total liabilities	35,630	1,337,868	2,566,581	762,151	(2,661,438)	2,040,792

Redeemable non-controlling interests	—	—	—	3,087	—	3,087

Shareholders’ equity	744,276	551,212	694,098	479,170	(1,724,480)	744,276

	$779,906	$1,889,080	$3,260,679	$1,244,408	$(4,385,918)	$2,788,155

Condensed Consolidated Statements of Operations

Statements of Operations for the three months ended July 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Revenue	$—	$—	$261,400	$277,277	$(122,608)	$416,069

Operating expenses:
Direct costs	—	(31)	(194,889)	(273,806)	122,639	(346,087)
Earnings (loss) from equity accounted investees	(33,191)	(58,157)	(61,957)	681	153,636	1,012
General and administration costs	(2)	(1,698)	(16,790)	(1,777)	1,742	(18,525)
Amortization	—	—	(25,527)	(2,783)	—	(28,310)
Restructuring costs	—	—	(1,033)	(897)	—	(1,930)
Impairment of receivables and funded residual value guarantees	—	—	(715)	—	—	(715)
Recovery of intangible assets	—	—	521	—	—	521
Impairment of assets held for sale	—	—	(5,647)	—	—	(5,647)
Impairment of assets held for use	—	—	(660)	—	—	(660)
Gain (loss) on disposal of assets	—	—	(1,624)	33	—	(1,591)

	(33,193)	(59,886)	(308,321)	(278,549)	278,017	(401,932)

Operating income (loss)	(33,193)	(59,886)	(46,921)	(1,272)	155,409	14,137
Financing income (charges)	91	28,756	20,877	(66,406)	(28,756)	(45,438)

Loss from continuing operations before income tax	(33,102)	(31,130)	(26,044)	(67,678)	126,653	(31,301)

Income tax recovery (expense)	(3)	(760)	(7,493)	6,215	760	(1,281)

Loss from continuing operations	(33,105)	(31,890)	(33,537)	(61,463)	127,413	(32,582)

Earnings from discontinued operations, net of tax	—	—	345	—	—	345

Net loss	(33,105)	(31,890)	(33,192)	(61,463)	127,413	(32,237)

Net earnings (loss) attributable to:
Controlling interest	(33,105)	(31,890)	(33,192)	(62,331)	127,413	(33,105)
Non-controlling interests	—	—	—	868	—	868

Net loss	$(33,105)	$(31,890)	$(33,192)	$(61,463)	$127,413	$(32,237)

Comprehensive loss	$(66,234)	$(63,006)	$(66,320)	$(78,983)	$210,933	$(63,610)

Statements of Operations for the three months ended July 31, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Revenue	$—	$—	$260,003	$288,589	$(138,943)	$409,649

Operating expenses:
Direct costs	—	(40)	(209,060)	(267,592)	140,051	(336,641)
Earnings (loss) from equity accounted investees	(8,257)	16,689	13,461	209	(21,506)	596
General and administration costs	(72)	(2,709)	(2,182)	(10,537)	1,469	(14,031)
Amortization	—	—	(23,860)	(3,243)	—	(27,103)
Restructuring costs	—	—	(4,782)	(22)	—	(4,804)
Impairment of receivables and funded residual value guarantees	—	—	(16)	—	—	(16)
Impairment of intangible assets	—	—	(108)	—	—	(108)
Impairment of assets held for sale	—	—	(6,637)	(744)	—	(7,381)
Gain on disposal of assets	—	—	4,057	—	—	4,057

	(8,329)	13,940	(229,127)	(281,929)	120,014	(385,431)

Operating income (loss)	(8,329)	13,940	30,876	6,660	(18,929)	24,218
Financing income (charges)	(44)	(19,777)	(44,221)	14,044	19,777	(30,221)

Income (loss) from continuing operations before income tax	(8,373)	(5,837)	(13,345)	20,704	848	(6,003)
Income tax recovery (expense)	—	(1,037)	5,874	(2,026)	1,036	3,847

Income (loss) from continuing operations	(8,373)	(6,874)	(7,471)	18,678	1,884	(2,156)

Loss from discontinued operations, net of tax	—	—	(786)	—	—	(786)

Net earnings (loss)	(8,373)	(6,874)	(8,257)	18,678	1,884	(2,942)

Net earnings (loss) attributable to:
Controlling interest	(8,373)	(6,874)	(8,257)	13,247	1,884	(8,373)
Non-controlling interests	—	—	—	5,431	—	5,431

Net earnings (loss)	$(8,373)	$(6,874)	$(8,257)	$18,678	$1,884	$(2,942)

Comprehensive income (loss)	$(19,419)	$(17,255)	$(19,303)	$8,661	$31,873	$(15,443)

Statements of Operations as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$1,154,778	$1,093,376	$(555,615)	$1,692,539

Operating expenses:
Direct costs	—	(2)	(865,677)	(1,071,839)	555,618	(1,381,900)
Earnings from equity accounted investees	(107,782)	(102,017)	(42,236)	1,178	253,701	2,844
General and administration costs	(387)	32,223	(37,504)	(31,515)	(32,407)	(69,590)
Amortization	—	—	(98,755)	(14,212)	—	(112,967)
Restructuring costs	—	—	(18,359)	(4,152)	—	(22,511)
Recovery of receivables and funded residual value guarantees	—	—	272	—	—	272
Impairment of intangible assets	—	—	(4,218)	—	—	(4,218)
Impairment of property and equipment	—	—	—	—	—	—
Impairment of assets held for sale	—	—	(12,794)	(675)	—	(13,469)
Gain on disposal of assets	—	—	7,335	834	—	8,169

	(108,169)	(69,796)	(1,071,936)	(1,120,381)	776,912	(1,593,370)

Operating income (loss)	(108,169)	(69,796)	82,842	(27,005)	221,297	99,169
Financing charges	(32)	(42,655)	(120,835)	(8,978)	42,655	(129,845)

Loss from continuing operations before income tax	(108,201)	(112,451)	(37,993)	(35,983)	263,952	(30,676)

Income tax recovery (expense)	779	(3,072)	(53,683)	4,687	3,072	(48,217)

Loss from continuing operations	(107,422)	(115,523)	(91,676)	(31,296)	267,024	(78,893)

Loss from discontinued operations, net of tax	—	—	(16,107)	—	—	(16,107)

Loss for the year	$(107,422)	$(115,523)	$(107,783)	$(31,296)	$267,024	$(95,000)

Net earnings (loss) attributable to:
Controlling interest	$(107,422)	$(115,523)	$(107,783)	$(43,718)	$267,024	$(107,422)
Non-controlling interests	—	—	—	12,422	—	12,422

Loss for the year	$(107,422)	$(115,523)	$(107,783)	$(31,296)	$267,024	$(95,000)

Comprehensive loss	(184,219)	(190,410)	(184,580)	(68,832)	442,410	(185,631)

Statements of Operations as at April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$882,995	$1,008,060	$(445,595)	$1,445,460

Operating expenses:
Direct costs	—	—	(702,455)	(954,801)	445,576	(1,211,680)
Earnings from equity accounted investees	(55,754)	(72,037)	8,669	585	120,696	2,159
General and administration costs	(572)	(15,203)	(28,576)	(36,088)	15,048	(65,391)
Amortization	—	—	(93,790)	(5,835)	—	(99,625)
Restructuring costs	—	—	(4,751)	—	—	(4,751)
Impairment of receivables and funded residual value guarantees	—	—	(1,919)	—	—	(1,919)
Impairment of intangible assets	—	—	(20,608)	—	—	(20,608)
Impairment of property and equipment	—	—	—	—	—	—
Impairment of assets held for sale	—	—	(5,228)	(11)	—	(5,239)
Gain on disposal of assets	—	—	5,263	1,930	—	7,193

	(56,326)	(87,240)	(843,395)	(994,220)	581,320	(1,399,861)

Operating income (loss)	(56,326)	(87,240)	39,600	13,840	135,725	45,599
Financing charges	(12,480)	24,032	(147,367)	19,558	(24,325)	(140,582)

Loss from continuing operations before income tax	(68,806)	(63,208)	(107,767)	33,398	111,400	(94,983)

Income tax recovery (expense)	(1,532)	(4,301)	55,215	(19,863)	3,397	32,916

Loss from continuing operations	(70,338)	(67,509)	(52,552)	13,535	114,797	(62,067)

Loss from discontinued operations, net of tax	—	—	(3,202)	—	—	(3,202)

Loss for the year	$(70,338)	$(67,509)	$(55,754)	$13,535	$114,797	$(65,269)

Net earnings (loss) attributable to:
Controlling interest	$(70,338)	$(67,509)	$(55,754)	$8,466	$114,797	$(70,338)
Non-controlling interests	—	—	—	5,069	—	5,069

Loss for the year	$(70,338)	$(67,509)	$(55,754)	$13,535	$114,797	$(65,269)

Comprehensive income	49,972	47,137	64,556	90,841	(174,420)	78,086

Statements of Operations for the year ended April 30, 2010 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$829,544	$903,524	$(419,502)	$1,313,566

Operating expenses:
Direct costs	—	—	(616,824)	(832,116)	419,058	(1,029,882)
Earnings from equity accounted investees	(247,766)	(114,627)	27,539	216	336,074	1,436
General and administration costs	(2,483)	(29,425)	(37,338)	(19,574)	27,663	(61,157)
Amortization	—	—	(73,985)	(3,753)	—	(77,738)
Restructuring costs	—	—	(3,931)	(924)	—	(4,855)
Impairment of receivables and funded residual value guarantees	—	—	(11,588)	(1,678)	—	(13,266)
Impairment of intangible assets	—	—	(53,903)	—	—	(53,903)
Impairment of property and equipment	—	—	(34,805)	(1,435)	—	(36,240)
Impairment of assets held for sale	—	—	(21,823)	(4,762)	—	(26,585)
Gain (loss) on disposal of assets	—	—	6,518	(8,822)	(382)	(2,686)
Goodwill impairment	—	—	—	—	—	—

	(250,249)	(144,052)	(820,140)	(872,848)	782,413	(1,304,876)

Operating income (loss)	(250,249)	(144,052)	9,404	30,676	362,911	8,690
Financing charges	183,002	88,342	(261,597)	4,235	(88,441)	(74,459)

Loss from continuing operations before income tax	(67,247)	(55,710)	(252,193)	34,911	274,470	(65,769)

Income tax recovery (expense)	(3,360)	(4,360)	5,863	(11,801)	4,361	(9,297)

Loss from continuing operations	(70,607)	(60,070)	(246,330)	23,110	278,831	(75,066)

Loss from discontinued operations, net of tax	—	—	(1,436)	—	—	(1,436)

Loss for the year	(70,607)	(60,070)	(247,766)	23,110	278,831	(76,502)

Net earnings (loss) attributable to:
Controlling interest	(70,607)	(60,070)	(247,766)	29,005	278,831	(70,607)
Non-controlling interests	—	—	—	(5,895)	—	(5,895)

Loss for the year	$(70,607)	$(60,070)	$(247,766)	$23,110	$278,831	$(76,502)

Comprehensive loss	(39,723)	(32,790)	(216,882)	(19,647)	244,292	(64,750)

Condensed Consolidated Cash Flow Statement
Cash Flows for the three months ended July 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(939)	$(43,113)	$11,237	$(56,215)	$43,113	$(45,917)
Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	8,243	—	8,243
Long term debt proceeds	—	225,000	225,153	—	(225,000)	225,153
Long term debt repayments	—	(146,000)	(151,953)	—	146,000	(151,953)

Cash provided by financing activities	—	79,000	73,200	8,243	(79,000)	81,443

Investing activities:
Property and equipment additions	—	—	(41,294)	(5,373)	—	(46,667)
Proceeds from disposal of property and equipment	—	—	47,193	32	—	47,225
Aircraft deposits net of lease inception refunds	—	—	(30,081)	—	—	(30,081)
Restricted cash	—	—	—	5,346	—	5,346
Distributions from equity investments	—	—	—	—	—	—

Cash provided by (used in) investing activities	—	—	(24,182)	5	—	(24,177)

Cash provided by (used in) continuing operations	(939)	35,887	60,255	(47,967)	(35,887)	11,349

Cash flows provided by (used in) discontinued operations:
Cash flows provided by operating activities	—	—	345	—	—	345
Cash flows used in financing activities	—	—	(345)	—	—	(345)

Cash provided by (used in) discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(7,662)	(2,159)	—	(9,821)

Change in cash and cash equivalents during the period	(939)	35,887	52,593	(50,126)	(35,887)	1,528

Cash and cash equivalents, beginning of the period	196	(6,771)	41,032	14,319	6,771	55,547

Cash and cash equivalents, end of the period	$(743)	$29,116	$93,625	$(35,807)	$(29,116)	$57,075

Statements of Cash Flows for three months ended July 31, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(228)	$(104,939)	$3,506	$(67,257)	$104,939	$(63,979)
Financing activities:

Sold interest in accounts receivable, net of collections	—	—	—	39,552	—	39,552
Long term debt proceeds	—	280,000	280,000	—	(280,000)	280,000
Long term debt repayments	—	(240,000)	(273,713)	—	240,000	(273,713)

Cash provided by (used in) financing activities	—	40,000	6,287	39,552	(40,000)	45,839

Investing activities:
Property and equipment additions	—	—	(36,420)	(6,367)	—	(42,787)
Proceeds from disposal of property and equipment	—	—	48,003	—	—	48,003
Aircraft deposits net of lease inception refunds	—	—	(1,686)	—	—	(1,686)
Restricted cash	—	—	536	(2,103)	—	(1,567)
Distributions from equity investments	—	—	936	—	—	936

Cash provided by (used in) investing activities	—	—	11,369	(8,470)	—	2,899

Cash provided by (used in) continuing operations	(228)	(64,939)	21,162	(36,175)	64,939	(15,241)

Cash flows provided by (used in) discontinued operations:
Cash flows used in operating activities	—	—	(469)	—	—	(469)
Cash flows provided by financing activities	—	—	469	—	—	469

Cash provided by (used in) discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(2,959)	(1,240)	—	(4,199)

Change in cash and cash equivalents during the period	(228)	(64,939)	18,203	(37,415)	64,939	(19,440)

Cash and cash equivalents, beginning of the period	28	2,692	15,016	53,877	(2,692)	68,921

Cash and cash equivalents, end of the period	$(200)	$(62,247)	$33,219	$16,462	$62,247	$49,481

Statements of Cash Flows for the year ended April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$(28,331)	$(174,931)	$97,930	$(13,998)	$134,931	$15,601

Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	27,203	—	27,203
Long term debt proceeds	—	835,000	867,853	—	(835,000)	867,853
Long term debt repayments	—	(780,000)	(786,808)	—	780,000	(786,808)
Long term intercompany flow - issuance of debt	(71,501)	71,501	71,501	—	(71,501)	—
Dividends paid (received)	—	40,000	(40,000)	—	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(1,033)	(1,033)	—	1,033	(1,033)
Proceeds from the issuance of capital stock	100,000	—	—	—	—	100,000

Cash (used in) provided by financing activities	28,499	165,468	111,513	27,203	(125,468)	207,215

Investing activities:
Property and equipment additions	—	—	(341,325)	(35,299)	—	(376,624)
Proceeds from disposal of property and equipment	—	—	218,253	6	—	218,259
Aircraft deposits net of lease inception refunds	—	—	(47,307)	—	—	(47,307)
Restricted cash	—	—	536	(13,671)	—	(13,135)
Distributions from equity investments	—	—	1,134	—	—	1,134

Cash used in investing activities	—	—	(168,709)	(48,964)	—	(217,673)

Cash (used in) provided by continuing operations	168	(9,463)	40,734	(35,759)	9,463	5,143

Cash flows (used in) provided by discontinued operations:
Cash flows provided by (used in) operating activities	—	—	2,240	—	—	2,240
Cash flows provided by financing activities	—	—	(2,240)	—	—	(2,240)

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(14,718)	(3,799)	—	(18,517)

Change in cash and cash equivalents during the year	168	(9,463)	26,016	(39,558)	9,463	(13,374)

Cash and cash equivalents, beginning of the year	28	2,692	15,016	53,877	(2,692)	68,921

Cash and cash equivalents, end of the year	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547

Statements of Cash Flows for the year ended April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$(153)	$(91,172)	$(9,200)	$51,643	$91,172	$42,290

Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	(25,309)	—	(25,309)
Proceeds from the senior secured notes	—	1,082,389	1,082,389	—	(1,082,389)	1,082,389
Repayment of the senior credit facility debt	—	(1,020,550)	(1,020,550)	—	1,020,550	(1,020,550)
Redemption of senior subordinated notes	—	—	(129)	—	—	(129)
Settlement of the interest rate swap and other breakage fees	—	(45,711)	(45,711)	—	45,711	(45,711)
Long term debt proceeds	—	262,800	262,800	—	(262,800)	262,800
Long term debt repayments	—	(199,737)	(213,920)	—	199,737	(213,920)
Long term intercompany flow - issuance of debt	—	—	4,518	(4,518)	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(42,650)	(42,721)	—	42,650	(42,721)
Proceeds from the issuance of capital stock	146	—	—	—	—	146

Cash (used in) provided by financing activities	146	36,541	26,676	(29,827)	(36,541)	(3,005)

Investing activities:
Property and equipment additions	—	—	(204,581)	(24,223)	—	(228,804)
Proceeds from disposal of property and equipment	—	—	61,739	29	—	61,768
Proceeds from the sale of the flight training operations to CAE Inc.	—	—	20,693	9,086	—	29,779
Aircraft deposits net of lease inception refunds	—	—	(28,253)	—	—	(28,253)
Restricted cash	—	—	(105)	4,860	—	4,755

Cash used in investing activities	—	—	(150,507)	(10,248)	—	(160,755)

Cash (used in) provided by continuing operations	(7)	(54,631)	(133,031)	11,568	54,631	(121,470)

Cash flows (used in) provided by discontinued operations:
Cash flows provided by (used in) operating activities	—	—	(1,032)	—	—	(1,032)
Cash flows provided by financing activities	—	—	1,032	—	—	1,032

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	10,788	4,643	—	15,431

Change in cash and cash equivalents during the year	(7)	(54,631)	(122,243)	16,211	54,631	(106,039)

Cash and cash equivalents, beginning of the year	35	57,323	137,259	37,666	(57,323)	174,960

Cash and cash equivalents, end of the year	$28	$2,692	$15,016	$53,877	$(2,692)	$68,921

Statements of Cash Flows for the year ended April 30, 2010 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$34	$15,179	$59,710	$14,556	$(15,179)	$74,300

Financing activities:
Issuance of convertible preferred equity certificates	—	—	—	—	—	—
Redemption of convertible preferred equity certificates	(20,000)	—	—	—	—	(20,000)
Sold interest in accounts receivable, net of collections	—	—	—	43,214	—	43,214
Long term debt proceeds	—	268,300	275,919	—	(268,300)	275,919
Long term intercompany flow - issuance of debt	—	—	21,569	(21,569)	—	—
Long term debt repayments	—	(256,675)	(276,214)	(1)	256,675	(276,215)
Long term intercompany flow - repayment of debt	—	—	28,891	(28,891)	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(182)	(182)	—	182	(182)

Cash (used in) provided by financing activities	(20,000)	11,443	49,983	(7,247)	(11,443)	22,736

Investing activities:
Property and equipment additions	—	—	(147,842)	(14,895)	—	(162,737)
Proceeds from disposal of property and equipment	—	—	84,272	20,956	—	105,228
Aircraft deposits net of lease inception refunds	—	—	(42,606)	—	—	(42,606)
Restricted cash	—	—	(1)	(3,860)	—	(3,861)
Investment in subsidiaries, net of cash acquired	—	—	(13,300)	—	—	(13,300)
Distributions from equity investments	—	—	1,275	—	—	1,275

Cash used in investing activities	—	—	(118,202)	2,201	—	(116,001)

Cash (used in) provided by continuing operations	(19,966)	26,622	(8,509)	9,510	(26,622)	(18,965)

Cash flows (used in) provided by discontinued operations
Cash flows used in operating activities	—	—	(1)	—	—	(1)
Cash flows provided by financing activities	—	—	1	—	—	1

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(680)	1,533	—	853

Change in cash and cash equivalents during the year	(19,966)	26,622	(9,189)	11,043	(26,622)	(18,112)

Cash and cash equivalents, beginning of the year	20,001	30,701	146,448	32,818	(30,701)	199,267
Less: cash and cash equivalents from deconsolidation of variable interest entities	—	—	—	(6,195)	—	(6,195)

Cash and cash equivalents, end of the year	$35	$57,323	$137,259	$37,666	$(57,323)	$174,960